ALLOWANCE FOR DOUBTFUL ACCOUNTS	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
ALLOWANCE FOR DOUBTFUL ACCOUNTS
ALLOWANCE FOR DOUBTFUL ACCOUNTS

Activity in our allowance for doubtful accounts receivable consists of the following (in thousands):

	December 31, 2012	December 31, 2011
Balance, beginning of period	$2,537	$567
Provision for doubtful accounts	1,304	1,970
Uncollectible receivables written off, net of recoveries	(1,473)	—
Balance, end of period	$2,368	$2,537